Risk information - Total net exposures (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2024	Dec. 31, 2023
Sub-classifications of financial information
Net exposure	kr 420.5	kr 413.2
Percentage of net exposures	100.00%	100.00%
Central governments
Sub-classifications of financial information
Net exposure	kr 197.6	kr 205.9
Percentage of net exposures	47.00%	49.80%
Regional governments
Sub-classifications of financial information
Net exposure	kr 18.7	kr 12.6
Percentage of net exposures	4.50%	3.00%
Multilateral development banks
Sub-classifications of financial information
Net exposure	kr 7.0	kr 5.0
Percentage of net exposures	1.70%	1.20%
Public sector entity
Sub-classifications of financial information
Net exposure	kr 1.0
Percentage of net exposures	0.20%
Financial institutions
Sub-classifications of financial information
Net exposure	kr 34.1	kr 33.3
Percentage of net exposures	8.10%	8.10%
Corporates
Sub-classifications of financial information
Net exposure	kr 162.1	kr 156.4
Percentage of net exposures	38.50%	37.90%
Equity exposures
Sub-classifications of financial information
Net exposure	kr 0.0
Percentage of net exposures	0.00%
Interest-bearing securities and lending
Sub-classifications of financial information
Net exposure	kr 348.2	kr 343.6
Percentage of net exposures	100.00%	100.00%
Interest-bearing securities and lending | Central governments
Sub-classifications of financial information
Net exposure	kr 148.3	kr 159.1
Percentage of net exposures	42.60%	46.30%
Interest-bearing securities and lending | Regional governments
Sub-classifications of financial information
Net exposure	kr 18.2	kr 11.9
Percentage of net exposures	5.30%	3.50%
Interest-bearing securities and lending | Multilateral development banks
Sub-classifications of financial information
Net exposure	kr 7.0	kr 5.0
Percentage of net exposures	2.00%	1.40%
Interest-bearing securities and lending | Public sector entity
Sub-classifications of financial information
Net exposure	kr 1.0
Percentage of net exposures	0.30%
Interest-bearing securities and lending | Financial institutions
Sub-classifications of financial information
Net exposure	kr 28.0	kr 25.8
Percentage of net exposures	8.00%	7.50%
Interest-bearing securities and lending | Corporates
Sub-classifications of financial information
Net exposure	kr 145.7	kr 141.8
Percentage of net exposures	41.80%	41.30%
Interest-bearing securities and lending | Equity exposures
Sub-classifications of financial information
Net exposure	kr 0.0
Percentage of net exposures	0.00%
Committed undisbursed loans, derivatives, etc.
Sub-classifications of financial information
Net exposure	kr 72.3	kr 69.6
Percentage of net exposures	100.00%	100.00%
Committed undisbursed loans, derivatives, etc. | Central governments
Sub-classifications of financial information
Net exposure	kr 49.3	kr 46.8
Percentage of net exposures	68.20%	67.20%
Committed undisbursed loans, derivatives, etc. | Regional governments
Sub-classifications of financial information
Net exposure	kr 0.5	kr 0.7
Percentage of net exposures	0.70%	1.00%
Committed undisbursed loans, derivatives, etc. | Multilateral development banks
Sub-classifications of financial information
Net exposure		kr 0.0
Percentage of net exposures		0.00%
Committed undisbursed loans, derivatives, etc. | Financial institutions
Sub-classifications of financial information
Net exposure	kr 6.1	kr 7.5
Percentage of net exposures	8.40%	10.80%
Committed undisbursed loans, derivatives, etc. | Corporates
Sub-classifications of financial information
Net exposure	kr 16.4	kr 14.6
Percentage of net exposures	22.70%	21.00%